Columbia Acorn Trust
290 Congress Street
Boston, MA 02210
May 1, 2026
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:
Columbia Acorn Trust (the Registrant)
Columbia Acorn European Fund
Columbia Acorn Fund
Columbia Acorn International
Columbia Acorn International Select
Columbia Thermostat Fund

Post-Effective Amendment No. 121
File No. 002-34223 /811-01829
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 121 (Amendment). This Amendment was filed electronically on April 23, 2026.
If you have any questions, please contact either me at (212) 850-1703 or Heidi Brommer at (612) 671-2403.
Sincerely,
Joseph D'Alessandro Vice President and Assistant Secretary Columbia Acorn Trust